Discontinued operations (Tables)	6 Months Ended
Jun. 30, 2020
Disclosure of analysis of single amount of discontinued operations [abstract]
Disclosure of detailed information on discontinued operations
The following table summarizes the carrying value of the assets and liabilities that are classified as held for sale at June 30, 2020.

June 30, 2020
Contract assets	1
Contract costs	3
Property, plant and equipment	479
Intangible assets	227
Goodwill	115
Total assets held for sale	825
Long-term debt	115
Deferred tax liabilities	82
Other non-current liabilities	8
Total liabilities held for sale	205
Net assets held for sale	620

The following tables summarize the income statements and statements of cash flows of our discontinued operations for the three and six months ended June 30, 2020 and 2019.

	THREE MONTHS		SIX MONTHS
FOR THE PERIOD ENDED JUNE 30	2020	2019	2020	2019
Operating revenues	39	41	79	86
Operating costs	(19)	(18)	(35)	(36)
Depreciation	(8)	(9)	(18)	(18)
Amortization	(3)	(3)	(7)	(7)
Interest expense	(2)	(2)	(4)	(4)
Other income	(1)	(1)	(2)	(1)
Income taxes	(2)	(1)	(4)	(4)
Net earnings attributable to common shareholders	4	7	9	16

	THREE MONTHS		SIX MONTHS
FOR THE PERIOD ENDED JUNE 30	2020	2019	2020	2019
Cash flows from operating activities	17	22	39	47
Cash flows used in investing activities	(8)	(5)	(15)	(7)
Cash flows used in financing activities	(2)	(2)	(3)	(3)
Net increase in cash	7	15	21	37